Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [text block] [Abstract]
Schedule of investments in associates and joint ventures
	2020	2021
Associates	27,246	22,047
Joint ventures	8,270	9,126
	35,516	31,173

	2019	2020	2021
Associates	(220,993)	(1,635)	(3,693)
Joint ventures	2,219	2,405	2,832
	(218,774)	770	(861)

Schedule of investments in associates
				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2020	2021	2020	2021
		%	%
Gasoducto del Peru S.A. ( * )	Common	-	-	-	-
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	18,058	16,295
Obratres S.A.C.	Common	37.50	37.50	3,812	3,400
Inversiones Maje S.A.C.	Common	9.59	9.59	2,283	2,043
Peru Piping Spools S.A.C.	Common	33.33	33.33	2,760	-
Otros	Common			333	309
				27,246	22,047

Schedule of movement of the investments in associates
	2019	2020	2021
Opening balance	250,282	28,875	27,246
Dividends received	-	-	(1,483)
Equity interest in results	(220,993)	(1,635)	(3,693)
Impairment of investment	(374)	(38)	-
Conversion adjustment	(40)	44	(23)
Final balance	28,875	27,246	22,047

Schedule of Summarized financial information for associates
	Concesionaria
	Chavimochic S.A.C.
	At December, 31
Entity	2020	2021

Current
Assets	58,814	64,161
Liabilities	(4,795)	(3,450)

Non-current
Assets	11,635	10,864
Liabilities	-	(10,085)
Net assets	65,654	61,490

Administrative expenses	(4,521)	(7,641)
Loss operative	(4,521)	(7,641)
Others	3,534	4,153
Loss of the year	(987)	(3,488)
Total comprehensive loss	(987)	(3,488)

Schedule of investments joint ventures
				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2020	2021	2020	2021
		%	%

Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	8,080	8,951
Constructora SK-VyV Ltda.	Common	50.00	50.00	34	31
Others		-	-	156	144
				8,270	9,126

Schedule of movement of the investments in joint ventures
	2019	2020	2021
Opening balance	7,483	8,160	8,270
Equity interest in results	2,219	2,405	2,832
Dividends received	(1,517)	(2,318)	(1,962)
Conversion adjustment	(14)	23	(14)
Impairment of investment	(11)	-	-
Final balance	8,160	8,270	9,126

Schedule of financial information for joint ventures
	At December, 31
Logistica Quimicos del Sur S.A.C.	2020	2021

Current
Cash and cash equivalents	2,710	3,096
Other current assets	3,324	2,068
Total current assets	6,034	5,164

Other current liabilities	(6,108)	(3,899)
Total current liabilities	(6,108)	(3,899)

Non-current
Total non-current assets	35,715	34,027
Total non-current liabilities	(19,484)	(17,392)
Net assets	16,157	17,900

Revenue	13,351	14,847
Depreciation and amortization	(2,394)	(2,400)
Interest expense	(508)	(366)
Profit from continuing operations	6,854	8,140
Income tax expense	(2,072)	(2,473)
Profit from continuing operations after income tax	4,782	5,667
Total comprehensive income	4,782	5,667